SUBSEQUENT EVENTS (Details Narrative) - USD ($)						3 Months Ended
	Feb. 17, 2023	Jan. 20, 2023	Jan. 20, 2023	Jan. 19, 2023	Jan. 19, 2023	Mar. 31, 2023	Mar. 31, 2022
Subsequent Event [Line Items]
Net proceeds						$ 40,000,000
Reverse stock split	one to five (1:5) and not more than one to eighty (1:80)
Private Placement [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Value of stock sold				$ 40,000,000
Share price				$ 0.25	$ 0.25
Net proceeds		$ 40,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	one to five (1:5) and not more than one to eighty (1:80)
Subsequent Event [Member] | Private Placement [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of stock sold					160,000,000
Value of stock sold					$ 40,000,000
Share price				$ 0.25	$ 0.25
Net proceeds			$ 40,000,000